Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,976	$ 2,545	$ 3,701	$ 4,189	$ 8,043	$ 6,229
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	363	870	631	1,341	2,271	2,230
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1,171	1,330	2,219	2,081	4,313	2,835
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 442	$ 345	$ 851	$ 767
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense					639	475
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense					$ 820	$ 689